IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	$ 23	$ 10
Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	6	4
Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	11	5
Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	23	38
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	8	7
Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	(37)	(35)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	34	29
Market risk Stressed VaR	34	121
Weighted average [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	14	11
Weighted average [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	5	3
Weighted average [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	6	5
Weighted average [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	30	32
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	8	5
Weighted average [member] | Diversification [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	(34)	(31)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	29	25
Market risk Stressed VaR	70	51
Top of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	26	26
Top of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	10	25
Top of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	11	8
Top of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	44	49
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	9	8
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	41	36
Market risk Stressed VaR	138	127
Bottom of range [member] | Equity [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	6	6
Bottom of range [member] | Foreign exchange [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	2	2
Bottom of range [member] | Commodities [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	4	4
Bottom of range [member] | Interest rate [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	19	20
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	7	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Trading VaR	20	16
Market risk Stressed VaR	$ 26	$ 27